Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 75.50	$ 64.42
Assumptions:
Expected volatility	49.00%	35.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	4.33%	4.00%
Expected life	4 years 4 months 24 days	4 years 4 months 24 days